UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

101 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Leslie Manna

Oak Associates, ltd.

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 – January 31, 2012

Item 1. Schedule of Investments

White Oak Select Growth Fund - Schedules of Investments As of January 31, 2012 (Unaudited)
Security Description	Shares	Value

COMMON STOCKS (100.1%)
CONSUMER DISCRETIONARY (6.2%)
Internet & Catalog Retail (6.2%)
Amazon.com, Inc.(a)	75,000	$14,583,000

ENERGY (3.4%)
Energy Equipment & Services (3.4%)
Transocean, Ltd.	168,000	7,946,400

FINANCIALS (25.0%)
Capital Markets (6.5%)
The Charles Schwab Corp.	640,000	7,456,000
US Bancorp	280,000	7,901,600

		15,357,600

Commercial Banks (8.0%)
CIT Group, Inc.(a)	280,400	10,694,456
M&T Bank Corp.	60,000	4,784,400
TCF Financial Corp.	325,000	3,263,000

		18,741,856

Diversified Financial Services (4.7%)
JPMorgan Chase & Co.	295,400	11,018,420

Insurance (5.8%)
ACE, Ltd.	197,500	13,746,000

HEALTH CARE (21.6%)
Biotechnology (5.3%)
Amgen, Inc.	185,000	12,563,350

Health Care Equipment & Supplies (4.0%)
Stryker Corp.	170,000	9,423,100

Health Care Providers & Services (8.2%)
Express Scripts, Inc.(a)	130,000	6,650,800
UnitedHealth Group, Inc.	242,400	12,553,896

		19,204,696

Pharmaceuticals (4.1%)
Teva Pharmaceutical Industries, Ltd. ADR	215,000	9,702,950

INFORMATION TECHNOLOGY (39.8%)
Communications Equipment (9.5%)
Cisco Systems, Inc.	465,000	9,127,950
Qualcomm, Inc.	224,500	13,205,090

		22,333,040

Computers & Peripherals (5.4%)
International Business Machines Corp.	65,500	12,615,300

Internet Software & Services (4.8%)
Google, Inc. - Class A(a)	19,600	11,370,156

IT Services (4.7%)
Cognizant Technology Solutions Corp. - Class A(a)	153,700	11,027,975

Semiconductors & Semiconductor Equipment (10.0%)
Broadcom Corp. - Class A(a)	282,000	9,683,880
KLA-Tencor Corp.	271,300	13,871,569

		23,555,449

Software (5.4%)
Salesforce.com, Inc.(a)	71,000	8,292,800
Symantec Corp.(a)	250,000	4,297,500

		12,590,300

MATERIALS (4.1%)
Metals & Mining (4.1%)
Goldcorp, Inc.	198,000	9,581,220

TOTAL COMMON STOCKS (Cost $160,986,951)		235,360,812

SHORT TERM INVESTMENTS (2.1%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	4,853,438	4,853,438

TOTAL SHORT TERM INVESTMENTS (Cost $4,853,438)		4,853,438

TOTAL INVESTMENTS - (102.2%) (Cost $165,840,389)		$240,214,250

Liabilities in Excess of Other Assets - (-2.2%)		(5,075,515)

NET ASSETS - (100.0%)		$235,138,735

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedule of investments.

Pin Oak Equity Fund - Schedules of Investments
As of January 31, 2012 (Unaudited)
Security Description	Shares	Value

COMMON STOCKS (96.6%)
CONSUMER DISCRETIONARY (19.4%)
Auto Components (1.6%)
Visteon Corp.(a)	22,300	$1,070,400

Hotels, Restaurants & Leisure (2.5%)
Interval Leisure Group, Inc.(a)	123,782	1,683,435

Household Durables (4.2%)
Garmin, Ltd.	69,000	2,877,300

Internet & Catalog Retail (3.7%)
Amazon.com, Inc.(a)	12,150	2,362,446
Blue Nile, Inc.(a)	4,518	182,301

		2,544,747

Media (7.4%)
DISH Network Corp. - Class A	86,300	2,409,496
The Interpublic Group of Cos., Inc.	134,000	1,384,220
News Corp. - Class A	65,000	1,223,950

		5,017,666

ENERGY (7.6%)
Energy Equipment & Services (7.6%)
Diamond Offshore Drilling, Inc.	31,200	1,943,760
Hercules Offshore, Inc.(a)	78,100	350,669
Nabors Industries, Ltd.(a)	131,500	2,448,530
Pioneer Drilling Co.(a)	46,200	412,104

		5,155,063

FINANCIALS (29.9%)
Capital Markets (7.2%)
The Bank of New York Mellon Corp.	64,000	1,288,320
The Charles Schwab Corp.	204,000	2,376,600
Morgan Stanley	65,500	1,221,575

		4,886,495

Commercial Banks (16.2%)
CIT Group, Inc.(a)	77,000	2,936,780
First Bancorp	52,035	605,688
Great Southern Bancorp, Inc.	71,838	1,745,663
International Bancshares Corp.	99,500	1,912,390
SunTrust Banks, Inc.	66,000	1,357,620
Wells Fargo & Co.	84,000	2,453,640

		11,011,781

Consumer Finance (4.3%)
Capital One Financial Corp.	64,700	2,960,025

Insurance (2.2%)
Everest Re Group, Ltd.	5,900	503,860
The Travelers Cos., Inc.	16,500	961,950

		1,465,810

HEALTH CARE (2.9%)
Biotechnology (2.9%)
Biogen Idec, Inc.(a)	16,600	1,957,472

INDUSTRIALS (5.6%)
Aerospace & Defense (5.6%)
Lockheed Martin Corp.	24,000	1,975,680
Raytheon Co.	39,200	1,881,208

		3,856,888

INFORMATION TECHNOLOGY (31.2%)
Internet Software & Services (6.0%)
Google, Inc. - Class A(a)	3,150	1,827,347
IAC/InterActive Corp.	52,856	2,276,508

		4,103,855

IT Services (11.4%)
Amdocs, Ltd.(a)	115,572	3,402,440
Paychex, Inc.	49,049	1,545,043
The Western Union Co.	148,000	2,826,800

		7,774,283

Semiconductors & Semiconductor Equipment (1.6%)
KLA-Tencor Corp.	20,500	1,048,165

Software (12.2%)
BMC Software, Inc.(a)	72,000	2,609,280
Fair Isaac Corp.	79,196	2,870,063
Microsoft Corp.	95,300	2,814,209

		8,293,552

TOTAL COMMON STOCKS (Cost $53,115,682)		65,706,937

SHORT TERM INVESTMENTS (4.0%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	2,686,183	2,686,183

TOTAL SHORT TERM INVESTMENTS (Cost $2,686,183)		2,686,183

TOTAL INVESTMENTS - (100.6%) (Cost $55,801,865)		$68,393,120

Liabilities in Excess of Other Assets - (-0.6%)		(401,238)

NET ASSETS - (100.0%)		$67,991,882

(a) Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedule of investments.

Rock Oak Core Growth Fund - Schedules of Investments

As of January 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (94.9%)
CONSUMER DISCRETIONARY (14.5%)
Hotels, Restaurants & Leisure (12.4%)
Chipotle Mexican Grill, Inc.(a)	500	$183,645
Ctrip.com International, Ltd. ADR(a)	5,500	137,775
Las Vegas Sands Corp.(a)	6,300	309,393
Wynn Resorts, Ltd.	1,800	207,414

		838,227

Media (2.1%)
DISH Network Corp. - Class A	5,000	139,600

CONSUMER STAPLES (5.7%)
Food & Staples Retailing (3.1%)
Whole Foods Market, Inc.	2,800	207,284

Personal Products (2.6%)
Herbalife, Ltd.	3,000	173,640

ENERGY (6.2%)
Energy Equipment & Services (6.2%)
National Oilwell Varco, Inc.	2,700	199,746
Transocean, Ltd.	1,500	70,950
Weatherford International, Ltd.(a)	8,600	143,964

		414,660

FINANCIALS (12.3%)
Commercial Banks (3.1%)
Wells Fargo & Co.	7,200	210,312

Consumer Finance (6.4%)
American Express Co.	4,900	245,686
Capital One Financial Corp.	4,000	183,000

		428,686

Real Estate Investment Trusts (2.8%)
Annaly Capital Management, Inc.	11,300	190,292

HEALTH CARE (11.8%)
Biotechnology (4.8%)
Gilead Sciences, Inc.(a)	6,600	322,344

Health Care Equipment & Supplies (0.7%)
Intuitive Surgical, Inc.(a)	100	45,991

Health Care Providers & Services (2.8%)
AmerisourceBergen Corp.	4,900	190,953

Life Sciences Tools & Services (3.5%)
Illumina, Inc.(a)	4,500	232,920

INDUSTRIALS (8.5%)
Aerospace & Defense (1.0%)
Exelis, Inc.	3,300	32,967
ITT Corp.	1,650	35,871

		68,838

Air Freight & Logistics (1.9%)
Expeditors International of Washington, Inc.	2,900	129,485

Construction & Engineering (2.2%)
Jacobs Engineering Group, Inc.(a)	3,400	152,184

Electrical Equipment (2.1%)
Rockwell Automation, Inc.	1,800	140,166

Machinery (1.3%)
Xylem, Inc.	3,300	85,503

INFORMATION TECHNOLOGY (30.5%)
Communications Equipment (8.1%)
F5 Networks, Inc.(a)	1,800	215,532
Juniper Networks, Inc.(a)	5,175	108,313
Qualcomm, Inc.	3,800	223,516

		547,361

Computers & Peripherals (2.6%)
Western Digital Corp.(a)	4,800	174,480

Internet Software & Services (2.1%)
Baidu, Inc. ADR(a)	1,100	140,272

IT Services (7.2%)
Cognizant Technology Solutions Corp. - Class A(a)	4,325	310,318
Mastercard, Inc. - Class A	500	177,785

		488,103

Semiconductors & Semiconductor Equipment (2.2%)
Broadcom Corp. - Class A(a)	4,300	147,662

Software (8.3%)
Salesforce.com, Inc.(a)	1,250	146,000
Symantec Corp.(a)	7,900	135,801
VMware, Inc. - Class A(a)	3,000	273,810

		555,611

MATERIALS (5.4%)
Chemicals (5.4%)
CF Industries Holdings, Inc.	900	159,642
Sociedad Quimica y Minera de Chile SA ADR	3,475	204,122

		363,764

TOTAL COMMON STOCKS (Cost $5,007,115)		6,388,338

SHORT TERM INVESTMENTS (5.0%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	339,611	339,611

TOTAL SHORT TERM INVESTMENTS (Cost $339,611)		339,611

TOTAL INVESTMENTS - (99.9%) (Cost $5,346,726)		$6,727,949

Assets in Excess of Other Liabilities - (0.1%)		5,827

NET ASSETS - (100.0%)		$6,733,776

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

The accompanying notes are an integral part of the quarterly schedule of investments.

River Oak Discovery Fund - Schedules of Investments

As of January 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (93.3%)
CONSUMER DISCRETIONARY (5.4%)
Automobiles (2.7%)
Tesla Motors, Inc.(a)	10,700	$311,049

Media (2.7%)
Morningstar, Inc.	5,300	316,516

CONSUMER STAPLES (8.6%)
Beverages (4.0%)
The Boston Beer Co., Inc. - Class A(a)	4,700	470,235

Food Products (4.6%)
B&G Foods, Inc.	23,525	533,076

ENERGY (10.8%)
Energy Equipment & Services (10.8%)
Atwood Oceanics, Inc.(a)	6,600	303,468
Dril-Quip, Inc.(a)	4,200	277,074
Oceaneering International, Inc.	8,100	393,579
Tesco Corp.(a)	20,100	278,988

		1,253,109

FINANCIALS (12.7%)
Capital Markets (5.0%)
Janus Capital Group, Inc.	29,400	231,378
Stifel Financial Corp.(a)	9,600	346,176

		577,554

Commercial Banks (3.5%)
PrivateBancorp, Inc.	28,700	405,818

Thrifts & Mortgage Finance (4.2%)
United Financial Bancorp, Inc.	13,100	211,434
ViewPoint Financial Group	20,600	279,954

		491,388

HEALTH CARE (12.6%)
Biotechnology (3.5%)
Cubist Pharmaceuticals, Inc.(a)	9,850	402,077

Health Care Providers & Services (3.8%)
HMS Holdings Corp.(a)	13,500	445,635

Life Sciences Tools & Services (5.3%)
Illumina, Inc.(a)	11,800	610,768

INDUSTRIALS (3.5%)
Commercial Services & Supplies (0.6%)
EnergySolutions, Inc.(a)	20,100	71,556

Industrial Conglomerates (2.9%)
Raven Industries, Inc.	5,100	330,939

INFORMATION TECHNOLOGY (32.7%)
Communications Equipment (2.2%)
Acme Packet, Inc.(a)	8,600	251,378

Computers & Peripherals (0.2%)
STEC, Inc.(a)	2,900	27,434

Electronic Equipment & Instruments (3.8%)
Dolby Laboratories, Inc. - Class A(a)	12,100	440,077

Internet Software & Services (4.7%)
MercadoLibre, Inc.	6,200	541,880

Semiconductors & Semiconductor Equipment (11.4%)
Cavium, Inc.(a)	7,400	237,836
GT Advanced Technologies, Inc.(a)	40,000	344,800
MKS Instruments, Inc.	11,000	331,650
TriQuint Semiconductor, Inc.(a)	67,800	406,122
Veeco Instruments, Inc.(a)	300	7,323

		1,327,731

Software (10.4%)
AsiaInfo-Linkage, Inc.(a)	6,600	77,418
Factset Research Systems, Inc.	1,500	132,480
Fortinet, Inc.(a)	10,700	244,067
SolarWinds, Inc.(a)	9,200	290,812
Sourcefire, Inc.(a)	11,200	347,424
Verint Systems, Inc.(a)	4,000	113,240

		1,205,441

MATERIALS (7.0%)
Containers & Packaging (3.0%)
Greif, Inc. - Class A	7,200	348,840

Metals & Mining (4.0%)
Lynas Corp., Ltd. ADR(a)	175,000	243,250
Molycorp, Inc.(a)	7,200	223,056

		466,306

TOTAL COMMON STOCKS (Cost $8,702,218)		10,828,807

MASTER LIMITED PARTNERSHIPS (2.0%)
Terra Nitrogen Co., LP	1,200	228,096

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $143,761)		228,096

SHORT TERM INVESTMENTS (5.0%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	586,009	586,009

TOTAL SHORT TERM INVESTMENTS (Cost $586,009)		586,009

TOTAL INVESTMENTS - (100.3%) (Cost $9,431,988)		$11,642,912

Liabilities in Excess of Other Assets - (-0.3%)		(31,774)

NET ASSETS - (100.0%)		$11,611,138

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

LP - Limited Partnership.

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedule of investments.

Red Oak Technology Select Fund - Schedules of Investments
As of January 31, 2012 (Unaudited)
Security Description	Shares	Value

COMMON STOCKS (96.9%)
CONSUMER DISCRETIONARY (3.5%)
Internet & Catalog Retail (3.5%)
Amazon.com, Inc.(a)	13,700	$2,663,828

INDUSTRIALS (5.6%)
Aerospace & Defense (5.6%)
Huntington Ingalls Industries, Inc.(a)	35,866	1,351,431
Northrop Grumman Corp.	51,500	2,989,575

		4,341,006

INFORMATION TECHNOLOGY (87.1%)
Communications Equipment (3.8%)
Cisco Systems, Inc.	121,000	2,375,230
Research In Motion, Ltd.(a)	35,100	583,713

		2,958,943

Computers & Peripherals (20.4%)
Apple, Inc.(a)	3,960	1,807,661
Dell, Inc.(a)	104,300	1,797,089
EMC Corp.(a)	12,100	311,696
Hewlett-Packard Co.	81,000	2,266,380
International Business Machines Corp.	16,700	3,216,420
Lexmark International, Inc. - Class A	73,000	2,547,700
Seagate Technology PLC	88,000	1,860,320
Western Digital Corp.(a)	52,500	1,908,375

		15,715,641

Electronic Equipment & Instruments (5.3%)
Arrow Electronics, Inc.(a)	54,100	2,233,789
Corning, Inc.	145,000	1,866,150

		4,099,939

Internet Software & Services (7.3%)
Google, Inc. - Class A(a)	3,300	1,914,363
IAC/InterActive Corp.	67,000	2,885,690
Yahoo!, Inc.(a)	51,100	790,517

		5,590,570

IT Services (12.5%)
Accenture PLC - Class A	67,900	3,893,386
Alliance Data Systems Corp.(a)	23,000	2,548,400
Computer Sciences Corp.	42,000	1,084,860
Total System Services, Inc.	97,100	2,081,824

		9,608,470

Semiconductors & Semiconductor Equipment (22.5%)
Applied Materials, Inc.	211,000	2,591,080
Integrated Device Technology, Inc.(a)	194,700	1,234,398
Intel Corp.	84,400	2,229,848
KLA-Tencor Corp.	69,400	3,548,422
Marvell Technology Group, Ltd.(a)	124,400	1,931,932
Novellus Systems, Inc.(a)	38,400	1,810,560
Sigma Designs, Inc.(a)	60,518	364,923
Spansion, Inc. - Class A(a)	83,662	839,130
Xilinx, Inc.	78,700	2,821,395

		17,371,688

Software (15.3%)
CA, Inc.	119,000	3,067,820
Check Point Software Technologies, Ltd.(a)	60,600	3,411,174
Symantec Corp.(a)	159,000	2,733,210

Synopsys, Inc.(a)	89,700	2,617,446

		11,829,650

TELECOMMUNICATION SERVICES (0.7%)
Wireless Telecommunication Services (0.7%)
Sprint Nextel Corp.(a)	269,000	570,280

TOTAL COMMON STOCKS (Cost $59,053,924)		74,750,015

SHORT TERM INVESTMENTS (3.2%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	2,490,426	2,490,426

TOTAL SHORT TERM INVESTMENTS (Cost $2,490,426)		2,490,426

TOTAL INVESTMENTS - (100.1%) (Cost $61,544,350)		$77,240,441

Liabilities in Excess of Other Assets - (-0.1%)		(113,003)

NET ASSETS - (100.0%)		$77,127,438

(a) Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedule of investments.

Black Oak Emerging Technology Fund - Schedules of Investments
As of January 31, 2012 (Unaudited)
Security Description	Shares	Value

COMMON STOCKS (97.8%)
CONSUMER DISCRETIONARY (2.8%)
Automobiles (2.8%)
Tesla Motors, Inc.(a)	28,600	831,402

HEALTH CARE (6.5%)
Health Care Technology (1.0%)
Cerner Corp.(a)	5,000	304,450

Life Sciences Tools & Services (5.5%)
Illumina, Inc.(a)	31,900	1,651,144

INFORMATION TECHNOLOGY (84.0%)
Communications Equipment (6.2%)
Qualcomm, Inc.	31,750	1,867,535

Computers & Peripherals (13.9%)
Apple, Inc.(a)	4,300	1,962,864
NetApp, Inc.(a)	27,000	1,018,980
Western Digital Corp.(a)	33,400	1,214,090

		4,195,934

Electronic Equipment & Instruments (6.9%)
Dolby Laboratories, Inc. - Class A(a)	34,400	1,251,128
Itron, Inc.(a)	21,400	830,106

		2,081,234

Internet Software & Services (11.5%)
MercadoLibre, Inc.	16,000	1,398,400
NetEase.com, Inc. ADR(a)	11,200	535,696
NIC, Inc.	77,100	964,521
Sohu.com, Inc.(a)	9,700	578,314

		3,476,931

IT Services (6.7%)
Cognizant Technology Solutions Corp. - Class A(a)	28,150	2,019,763

Semiconductors & Semiconductor Equipment (15.0%)
Cavium, Inc.(a)	28,700	922,418
GT Advanced Technologies, Inc.(a)	40,000	344,800
Lam Research Corp.(a)	20,300	864,577
Marvell Technology Group, Ltd.(a)	57,100	886,763
Micrel, Inc.	28,200	325,992
NVIDIA Corp.(a)	9,250	136,622
TriQuint Semiconductor, Inc.(a)	174,600	1,045,854

		4,527,026

Software (23.8%)
ANSYS, Inc.(a)	16,600	1,004,134
AsiaInfo-Linkage, Inc.(a)	16,100	188,853
Citrix Systems, Inc.(a)	8,300	541,243
Fortinet, Inc.(a)	39,300	896,433
Red Hat, Inc.(a)	25,800	1,196,346
Salesforce.com, Inc.(a)	9,200	1,074,560
SolarWinds, Inc.(a)	28,700	907,207
VMware, Inc. - Class A(a)	15,200	1,387,304

		7,196,080

MATERIALS (4.5%)
Metals & Mining (4.5%)
Lynas Corp., Ltd. ADR(a)	350,000	486,500
Molycorp, Inc.(a)	28,600	886,028

		1,372,528

TOTAL COMMON STOCKS (Cost $27,374,608)		29,524,027

SHORT TERM INVESTMENTS (2.4%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	730,661	730,661

TOTAL SHORT TERM INVESTMENTS (Cost $730,661)		730,661

TOTAL INVESTMENTS - (100.2%) (Cost $28,105,269)		$30,254,688

Liabilities in Excess of Other Assets - (-0.2%)		(53,849)

NET ASSETS - (100.0%)		$30,200,839

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedule of investments.

Live Oak Health Sciences Fund - Schedules of Investments
As of January 31, 2012 (Unaudited)
Security Description	Shares	Value

COMMON STOCKS (95.2%)
HEALTH CARE (95.2%)
Biotechnology (6.5%)
Amgen, Inc.	16,800	$1,140,888
Biogen Idec, Inc.(a)	8,700	1,025,904
Targacept, Inc.(a)	2,800	17,024

		2,183,816

Health Care Equipment & Supplies (22.7%)
Baxter International, Inc.	15,400	854,392
Becton Dickinson and Co.	16,000	1,254,560
Boston Scientific Corp.(a)	103,500	616,860
CareFusion Corp.(a)	13,900	332,905
Covidien PLC	17,400	896,100
CR Bard, Inc.	13,300	1,230,516
Greatbatch, Inc.(a)	43,000	1,007,060
Medtronic, Inc.	17,900	690,403
Zimmer Holdings, Inc.(a)	12,200	741,150

		7,623,946

Health Care Providers & Services (27.9%)
AmerisourceBergen Corp.	40,700	1,586,079
Cardinal Health, Inc.	33,000	1,419,990
Centene Corp.(a)	5,100	230,520
McKesson Corp.	19,850	1,622,142
Molina Healthcare, Inc.(a)	27,075	828,766
Patterson Cos, Inc.	21,700	698,957
PharMerica Corp.(a)	71,142	892,832
UnitedHealth Group, Inc.	20,700	1,072,053
WellPoint, Inc.	15,700	1,009,824

		9,361,163

Life Sciences Tools & Services (9.9%)
Affymetrix, Inc.(a)	69,000	331,890
Agilent Technologies, Inc.(a)	27,300	1,159,431
Techne Corp.	8,900	607,425
Waters Corp.(a)	14,000	1,211,980

		3,310,726

Pharmaceuticals (28.2%)
AstraZeneca PLC ADR	24,200	1,165,230
Corcept Therapeutics, Inc.(a)	3,320	11,387
Eli Lilly & Co.	18,000	715,320
GlaxoSmithKline PLC ADR	25,100	1,117,954
Johnson & Johnson	17,300	1,140,243
Merck & Co., Inc.	16,200	619,812
Novartis AG ADR	18,700	1,016,532
Par Pharmaceutical Cos., Inc.(a)	14,600	527,206
Pfizer, Inc.	58,800	1,258,320
Sanofi ADR	31,392	1,165,585
Teva Pharmaceutical Industries, Ltd. ADR	16,700	753,671

		9,491,260

TOTAL COMMON STOCKS (Cost $25,744,373)		31,970,911

RIGHTS (0.0%)(b)
HEALTH CARE (0.0%)(b)
Pharmaceuticals (0.0%)(b)
Sanofi CVR, Rights Expiration 12/31/20(a)	6,500	8,255

TOTAL RIGHTS (Cost $15,632)		8,255

SHORT TERM INVESTMENTS (6.0%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	2,017,193	2,017,193

TOTAL SHORT TERM INVESTMENTS (Cost $2,017,193)		2,017,193

TOTAL INVESTMENTS - (101.2%) (Cost $27,777,198)		$33,996,359

Liabilities in Excess of Other Assets - (-1.2%)		(395,000)

NET ASSETS - (100.0%)		$33,601,359

(a) Non-income producing security.

(b) Less than 0.05%.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

CVR - Contingent Value Rights.

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedule of investments.

As of January 31, 2012 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”) is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as “Funds” and individually referred to as a “Fund”). The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund’s prospectus provides a description of each Fund’s investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations and expenses during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Securities for which market prices are not “readily available” (of which there were none as of January 31, 2012) are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the actual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS):

At January 31, 2012, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

As of January 31, 2012	White Oak Select Growth	Pin Oak Equity	Rock Oak Core Growth	River Oak Discovery
Gross appreciation (excess of value over tax cost)	$81,820,565	$14,857,626	$1,589,219	$2,514,036
Gross depreciation (excess of tax cost over value)	(7,446,704)	(2,266,371)	(216,267)	(341,464)
Net unrealized appreciation/(depreciation)	$74,373,861	$12,591,255	$1,372,952	$2,172,572
Cost of investment for income tax purposes	$165,840,389	$55,801,865	$5,354,997	$9,470,340

As of January 31, 2012	Red Oak Technology Select	Black Oak Emerging Technology	Live Oak Health Sciences
Gross appreciation (excess of value over tax cost)	$18,945,859	$4,072,284	$7,353,696
Gross depreciation (excess of tax cost over value)	(4,230,214)	(1,925,708)	(1,137,116)
Net unrealized appreciation/(depreciation)	$14,715,645	$2,146,576	$6,216,580
Cost of investment for income tax purposes	$62,524,796	$28,108,112	$27,779,779

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established for fair value measurement based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)	Level 1 - Quoted and Unadjusted prices in active markets for identical securities
2)	Level 2 - Other Significant Observable Inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
3)	Level 3 - Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2012.

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND Assets
Common Stocks	$235,360,812	$–	$–	$235,360,812
Short Term Investments	4,853,438	–	–	4,853,438

Total	$240,214,250	$–	$–	$240,214,250

PIN OAK EQUITY FUND Assets
Common Stocks	$65,706,937	$–	$–	$65,706,937
Short Term Investments	2,686,183	–	–	2,686,183

Total	$68,393,120	$–	$–	$68,393,120

ROCK OAK CORE GROWTH FUND Assets
Common Stocks	$6,388,338	$–	$–	$6,388,338
Short Term Investments	339,611	–	–	339,611

Total	$6,727,949	$–	$–	$6,727,949

RIVER OAK DISCOVERY FUND Assets
Common Stocks	$10,828,807	$–	$–	$10,828,807
Master Limited Partnerships	228,096	–	–	228,096
Short Term Investments	586,009	–	–	586,009

Total	$11,642,912	$–	$–	$11,642,912

RED OAK TECHNOLOGY SELECT FUND Assets
Common Stocks	$74,750,015	$–	$–	$74,750,015
Short Term Investments	2,490,426	–	–	2,490,426

Total	$77,240,441	$–	$–	$77,240,441

BLACK OAK EMERGING TECHNOLOGY FUND Assets
Common Stocks	$29,524,027	$–	$–	$29,524,027
Short Term Investments	730,661	–	–	730,661

Total	$30,254,688	$–	$–	$30,254,688

LIVE OAK HEALTH SCIENCES FUND Assets
Common Stocks	$31,970,911	$–	$–	$31,970,911
Rights	8,255	–	–	8,255
Short Term Investments	2,017,193	–	–	2,017,193

Total	$33,996,359	$–	$–	$33,996,359

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Statements of Investments. There were no significant transfers between Level 1 and Level 2 during the period. There were no Level 3 securities held during the period ended January 31, 2012.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Leslie Manna
Leslie Manna
President

Date:	March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Leslie Manna
Leslie Manna
President and Principal Executive Officer

Date:	March 30, 2012

By	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer and Principal Financial Officer

Date:	March 30, 2012